Financial Risk Management - Schedule of fair value of derivatives (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities	€ 16,414	€ 21,961	€ 2,108
Interest rate swap | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities	16,231	11,789	287
FX forward contracts | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities		5,338	1,821
FX Option collars | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities		810
Time value of FX Option collars through OCI | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities	209	3,621
Derivatives ineffective hedges | Derivative liabilities measured at fair value | Level 2
Financial risk management
Derivative financial liabilities	(26)	403
Financial assets at fair value through consolidated statement of profit and loss
Financial risk management
Gain (loss) on derivatives	26	(403)	363
Derivatives | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	18,468	338	3,376
Interest rate swap - recycled through OCI | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	228
Interest rate swap | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	1,287	€ 338	3,013
FX forward contracts | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	6,849
FX Option collars | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	4,764
Time value of FX Option collars through OCI | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets	€ 5,340
Derivatives ineffective hedges | Derivative assets measured at fair value | Level 2
Financial risk management
Derivative financial assets			€ 363